Average Annual Total Returns - Institutional Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.22%	2.15%
Performance Inception Date	Aug. 04, 1997